Note 13 - Financial Instruments (Details Textual) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 697,984	$ 79,097	$ 442,489	$ 64,533	$ 233,843	$ 327,434
Current Trade and Grants Receivable	973,127		838,502
Current prepayments and other receivable	114,443		121,603
Total current liabilities	628,030		$ 686,068
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	54,727	22,430
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	697,984
Current Trade and Grants Receivable	973,127
Current prepayments and other receivable	114,443
Total current liabilities	628,029
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 973,127	$ 1,007,443